Note 19 - Subsequent Events	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Subsequent Events [Text Block]

19. Subsequent events

(a)

Vessel sale: On August 17, 2026, the dry bulk vessel Bermondi (Note 5) was delivered to her buyers. On July 16, 2026, pursuant to the sale of the vessel Bermondi, the Company prepaid the amount of $2,754.2 related to the term loan discussed in Note 7.2.